Premiums and Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2014
Premiums and Accounts Receivable
Schedule of receivables net of an allowance for uncollectible items
	As of December 31,
	2014	2013
Insurance premiums receivable	$64,352	$58,872
Other receivables	17,547	16,916
Allowance for uncollectible amounts	(4,432)	(4,484)
Total	$77,467	$71,304